SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2020
SHORT-TERM LOANS
SHORT-TERM LOANS

6.             SHORT-TERM LOANS

Short-term loans as of December 31, 2020 represents bank borrowings of USD 12,500 and RMB 105,238 obtained from domestic commercial banks. The short-term loan of USD 12,500 bears interest rates of Hongkong InterBank Offered Rate (“HIBOR”) plus 300bps. The loan of RMB 105,238 applying a fixed rate of 4.05%.